Document And Entity Information	May 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2023
Entity Registrant Name	DOMINION ENERGY, INC
Entity Central Index Key	0000715957
Entity Emerging Growth Company	false
Securities Act File Number	001-08489
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	54-1229715
Entity Address, Address Line One	120 Tredegar Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	(804)
Local Phone Number	819-2284
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	D
Security Exchange Name	NYSE